Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of bank overdraft bonds and bank loans [abstract]
Corporate bonds and bank loans	£ 6,250.4	£ 5,564.9